Payment Status for the LHFI Portfolio (Parenthetical) (Detail) (USD $)	Dec. 31, 2011		Dec. 31, 2010
Financing Receivable, Impaired [Line Items]
Loans carried at fair value	$ 433,000,000	[1]	$ 492,000,000	[1]
Nonaccruing 90 Plus Days Past Due	2,300,000,000		3,300,000,000
Commercial Portfolio Segment
Financing Receivable, Impaired [Line Items]
Loans carried at fair value	2,000,000		4,000,000
Residential Mortgage Loans
Financing Receivable, Impaired [Line Items]
Loans carried at fair value	431,000,000		488,000,000
Residential Mortgage Loans | Residential Nonguaranteed
Financing Receivable, Impaired [Line Items]
Loans carried at fair value	$ 431,000,000		$ 488,000,000

[1]	Includes loans of consolidated VIEs $3,322 $2,869